                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
          NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                    LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                   LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
                 LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY
                      LIFESTAGES(R) SELECT VARIABLE ANNUITY
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
                      LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - IV

                       Supplement dated November 15, 2004
                       to the Prospectus dated May 1, 2004

      This Supplement amends the May 1, 2004 Prospectuses for the New York Life LifeStages(R) Variable Annuity, New York Life LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Essentials Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Select Variable Annuity, LifeStages(R) Elite Variable Annuity and amends the May 1, 2002 Prospectus and the Supplements dated May 1, 2003 and May 1, 2004 for the LifeStages(R) Access Variable Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectuses or the May 1, 2002 Prospectus and the Supplements dated May 1, 2003 and May 1, 2004 for the LifeStages(R) Access Variable Annuity for the Policies, as amended. The terms we use in this Supplement have the same meanings as in the Prospectuses for the Policies.

      The purpose of this supplement is to describe a new Investment Division that will be available under the Policies as of November 15, 2004.

Keeping this in mind, please note the following.

1. ADDITIONAL PORTFOLIO AVAILABLE NOVEMBER 15, 2004

   On the first page, add "Colonial Small Cap Value Fund, Variable Series - Class B" to the list of Investment Divisions.

   In the paragraph that lists the "Funds", add "Liberty Variable Investment Trust" to the list of Funds.

   Throughout the Prospectus, all references to 35 Investment Divisions should be changed to refer to 36 Investment Divisions.

2. EXAMPLES

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY

   Add the following to the table on page 6:

                      Expenses if you annuitize your policy            Expenses if you surrender your policy

Colonial Small        1 yr       3 yr        5 yr         10 yr        1 yr       3 yr         5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----       ----        ----         -----        ----       ----         ----         -----
without any riders    $480.50    $  978.08   $1,660.38    $3,393.03    $480.50    $1,444.40    $1,783.57    $3,393.03
with IPP Rider        $524.72    $1,110.31   $1,876.19    $3,884.94    $524.72    $1,274.39    $1,996.64    $3,884.94
with EBB Rider        $510.00    $1,066.40   $1,804.77    $3,751.67    $510.00    $1,231.23    $1,926.13    $3,751.67
with IPP & EBB        $554.21    $1,198.61   $2,020.55    $4,157.98    $554.21    $1,361.21    $2,139.16    $4,157.98
Riders

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,     1 yr        3 yr          5 yr          10 yr
Variable Series, Class B
------------------------------     ----        ----          ----          -----
without any riders                 $320.12     $  978.08     $1,660.38     $3,393.03
with IPP Rider                     $365.06     $1,110.31     $1,876.19     $3,884.94
with EBB Rider                     $350.09     $1,066.40     $1,804.77     $3,751.67
with IPP & EBB Riders              $395.02     $1,198.61     $2,020.55     $4,157.98

          NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

Add the following to the table on page 6:

                       Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small         1 yr        3 yr         5yr           10 yr        1 yr      3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------         ----        ----         ---           -----        ----      ----          ----         -----
without any riders     $480.50     $  978.08    $1,660.38     $3,393.04    $480.50   $1,444.40     $1,783.57    $3,393.04
with EBB Rider         $510.01     $1,066.43    $1,804.80     $3,751.73    $510.01   $1,231.26     $1,926.16    $3,751.73

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr        3yr           5 yr          10 yr
Variable Series, Class B
------------------------------    ----        ---           ----          -----
without any riders                $320.12     $  978.08     $1,660.38     $3,393.04
with EBB Rider                    $350.10     $1,066.43     $1,804.80     $3,751.73

Add the following to the table on page 9:

                      Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $480.50     $  978.08    $1,660.38    $3,393.03     $480.50    $1,444.40     $1,783.57    $3,393.03
with EBB Rider        $510.00     $1,066.40    $1,804.77    $3,751.67     $510.00    $1,231.23     $1,926.13    $3,751.67


                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,     1 yr        3 yr          5 yr          10 yr
Variable Series, Class B
------------------------------     ----        ----          ----          -----
without any riders                 $320.12     $  978.08     $1,660.38     $3,393.03
with EBB Rider                     $350.09     $1,066.40     $1,804.77     $3,751.67

                    LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY

Add the following to the table on page 6:

                      Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $470.66     $  948.49    $1,611.80    $3,301.97     $470.66    $1,115.31     $1,760.38    $3,301.97
with IPP Rider        $514.89     $1,081.04    $1,828.62    $3,796.29     $514.89    $1,245.62     $1,973.89    $3,796.29
with EBB Rider        $500.17     $1,037.04    $1,756.88    $3,661.62     $500.17    $1,202.37     $1,903.24    $3,661.62
with IPP & EBB        $544.41     $1,169.61    $1,973.70    $4,072.27     $544.41    $1,332.69     $2,116.75    $4,072.27
Riders

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr       3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----       ----         ----         -----
without any riders                $310.12    $  948.49    $1,611.80    $3,301.97
with IPP Rider                    $355.06    $1,081.04    41,828.62    $3,796.29
with EBB Rider                    $340.11    $1,037.04    $1,756.88    $3,661.62
with IPP & EBB Riders             $385.07    $1,696.61    $1,973.70    $4,072.27

                   LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY

Add the following to the table on page 7:

                      Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $500.98     $  970.73    $1,648.32    $3,370.49     $500.98    $1,160.95     $1,796.34    $3,370.49
with IPP Rider        $520.59     $1,029.70    $1,744.88    $3,639.00     $520.59    $1,218.78     $1,189.43    $3,639.00
with EBB Rider        $530.39     $1,059.07    $1,792.81    $3,729.24     $530.39    $1,247.59     $1,938.63    $3,729.24
with IPP & EBB        $500.02     $1,118.07    $1,889.40    $3,912.67     $550.02    $1,305.45     $2,033.74    $3,912.67
Riders

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,   1 yr       3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------   ----       ----         ----         -----
without any riders               $317.64    $  970.73    $1,648.32    $3,370.49
with IPP Rider                   $337.61    $1,029.70    $1,744.88    $3,639.00
with EBB Rider                   $347.60    $1,059.07    $1,793.81    $3,729.24
with IPP & EBB Riders            $367.59    $1,118.07    $1,889.40    $3,912.67

APPENDIX I

   Add the following example to the table on page A-2:

                              Expenses if you surrender your policy

Colonial Small Cap Value Fund,    1 yr        3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----        ----         ----         -----
without any riders                $500.98     $1,137.18    $1,771.67    $3,370.49
with IPP Rider                    $520.59     $1,195.15    $1,867.00    $3,639.00
with EBB Rider                    $530.39     $1,224.02    $1,914.32    $3,729.24
with IPP & EBB Riders             $550.02     $1,282.02    $2,009.68    $3,712.67

                       LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY

Add the following to the table on page 7:

                      Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $515.71     $1,015.06    $1,720.95    $3,505.82     $515.71    $1,204.43     $1,867.86    $3,505.82
with IPP Rider        $559.74     $1,146.67    $1,935.17    $3,994.20     $559.74    $1,333.39     $2,078.81    $3,994.20
with EBB Rider        $545.08     $1,102.99    $1,864.31    $3,862.89     $545.08    $1,290.66     $2,009.04    $3,862.89
with IPP & EBB        $589.10     $1,234.60    $2,078.53    $4,263.36     $589.10    $1,419.73     $2,219.98    $4,263.36
Riders

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr       3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----       ----         ----         -----
without any riders                $332.64    $1,015.06    $1,720.95    $3,505.82
with IPP Rider                    $377.49    $1,146.67    $1,935.17    $3,994.20
with EBB Rider                    $362.56    $1,102.99    $1,864.31    $3,862.89
with IPP & EBB Riders             $407.40    $1,234.60    $2,078.53    $4,263.36

APPENDIX I

   Add the following example to the table on page A-2:

                      Expenses if you surrender your policy

Colonial Small Cap Value Fund,   1 yr        3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------   ----        ----         ----         -----
without any riders               $515.71     $1,180.76    $1,843.38    $3,505.82
with IPP Rider                   $559.74     $1,310.14    $2,054.87    $3,994.20
with EBB Rider                   $545.08     $1,267.20    $1,984.92    $3,862.89
with IPP & EBB Riders            $589.10     $1,396.59    $2,196.41    $4,263.36

                      LIFESTAGES(R) SELECT VARIABLE ANNUITY

   Add the following to the table on page 6:

                       Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small         1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------         ----        ----         ----         -----         ----       ----          ----         -----
without any riders     $530.42     $1,059.15    $1,792.95    $3,638.96     $530.42    $1,224.10     $1,792.95    $3,638.96
with EBB Rider         $559.76     $1,146.71    $1,935.22    $3,994.27     $559.76    $1,310.18     $1,935.22    $3,994.27

                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr       3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----       ----         ----         -----
without any riders                $347.63    $1,059.15    $1,792.95    $3,638.96
with EBB Rider                    $377.52    $1,146.71    $1,935.22    $3,994.27

                      LIFESTAGES(R) ELITE VARIABLE ANNUITY

Add the following to the table on page 6:

                      Expenses if you annuitize your policy               Expenses if you surrender your policy

Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $510.81     $1,000.29    $1,696.79    $3,460.94     $510.81    $1,189.94     $1,844.07    $3,460.94
with IPP Rider        $554.85     $1,132.14    $1,911.63    $3,950.65     $554.85    $1,319.25     $2,055.63    $3,950.65
with EBB Rider        $540.19     $1,088.37    $1,840.55    $3,818.60     $540.19    $1,276.32     $1,985.64    $3,818.60
with ADBR Rider       $545.08     $1,102.98    $1,864.28    $3,862.82     $545.08    $1,290.65     $2,009.00    $3,862.82
with IPP & EBB        $584.24     $1,220.19    $2,055.33    $4,221.29     $584.24    $1,405.60     $2,197.14    $4,221.29
Riders
with IPP & ADBR       $589.13     $1,234.81    $2,079.11    $4,265.58     $589.13    $1,419.93     $2,220.55    $4,265.58
Riders
with EBB &            $574.46     $1,191.03    $2,008.00    $4,133.48     $574.46    $1,377.00     $2,150.53    $4,133.48
ADBR Riders
with All Riders       $618.50     $1,322.87    $2,222.84    $4,536.22     $618.50    $1,506.29     $2,362.09    $4,536.22


                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr        3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----        ----         ----         -----
without any riders                $327.64     $1,000.29    $1,696.79    $3,460.94
with IPP Rider                    $372.52     $1,132.14    $1,911.63    $3,950.65
with EBB Rider                    $357.58     $1,088.37    $1,840.55    $3,818.60
with ADBR Rider                   $362.56     $1,102.98    $1,864.28    $3,862.82
with IPP & EBB Riders             $402.45     $1,220.19    $2,055.33    $4,221.29
with IPP & ADBR Riders            $407.43     $1,234.81    $2,079.11    $4,265.58
with EBB & ADBR Riders            $392.49     $1,191.03    $2,008.00    $4,133.48
with All Riders                   $437.35     $1,322.87    $2,222.84    $4,536.22

APPENDIX I

   Add the following example to the table on page A-2:

                      Expenses if you surrender your policy

Colonial Small Cap Value Fund,    1 yr        3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----        ----         ----         -----
without any riders                $510.81     $1,166.24    $1,819.53    $3,460.94
with IPP Rider                    $554.85     $1,295.86    $2,031.63    $3,950.65
with EBB Rider                    $540.19     $1,252.83    $1,961.46    $3,818.60
with ADBR Rider                   $545.08     $1,267.19    $1,984.88    $3,862.82
with IPP & EBB Riders             $584.24     $1,382.42    $2,173.50    $4,221.29
with IPP & ADBR Riders            $589.13     $1,396.79    $2,196.98    $4,265.58
with EBB & ADBR Riders            $574.46     $1,353.76    $2,126.77    $4,133.48
with All Riders                   $618.50     $1,483.37    $2,338.88    $4,536.22

                      LIFESTAGES(R) ACCESS VARIABLE ANNUITY

   Add the following to the table on page 2 of the May 1, 2004 Supplement:

                      Expenses if you annuitize your policy     Expenses if you surrender your policy


Colonial Small        1 yr        3 yr         5 yr         10 yr         1 yr       3 yr          5 yr         10 yr
Cap Value Fund,
Variable Series,
Class B
--------------        ----        ----         ----         -----         ----       ----          ----         -----
without any riders    $341.13     $1,040.04    $1,761.77    $3,581.47     $341.13    $1,040.04     $1,761.77    $3,581.47
with EBB Rider        $371.03     $1,127.77    $1,904.54    $3,937.58     $371.03    $1,127.77     $1,904.54    $3,937.56


                        Expenses if you do not surrender
                                   your policy

Colonial Small Cap Value Fund,    1 yr       3 yr         5 yr         10 yr
Variable Series, Class B
------------------------------    ----       ----         ----         -----
without any riders                $341.13    $1,040.04    $1,761.77    $3,581.47
with EBB Rider                    $371.03    $1,127.77    $1,904.54    $3,937.56

3. THE PORTFOLIOS

   Under the heading "The Portfolios," add the following:

            FUND                        INVESTMENT ADVISERS                    ELIGIBLE PORTFOLIOS
            ----                        -------------------                    -------------------
Liberty Variable Investment Trust    Columbia Management Advisors,        Colonial Small Cap Value Fund,
                                     Inc.                                 Variable Series - Class B

                    ----------------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010